LOANS, FINANCING, DEBENTURES AND LEASES - Repayment schedule (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	R$ 9,556,694
Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	51
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	999,908
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	8,556,735
2022
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	3,270,067
2022 | Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	47
2022 | Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	999,908
2022 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,270,112
2023
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,118,659
2023 | Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	4
2023 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,118,655
2024
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,551,657
2024 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,551,657
2025
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	925,972
2025 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	925,972
2026 onwards
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,690,339
2026 onwards | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	R$ 1,690,339